Investment in LLCs (Tables)	12 Months Ended
Sep. 30, 2012
Investment in LLCs [Abstract]
Results for internal valuation model and the carrying value of its investment in Central Platte

Method 1	$14,955
Method 2	15,510
Method 3	17,655

Average of methods 1, 2, and 3	$16,040

Carrying value of investment in Central Platte Holdings, LLC	$15,858